Capital [Member] Average Annual Total Returns - Capital - Capital Shares	12 Months Ended	60 Months Ended	98 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	3.13%	2.44%
Performance Inception Date			Nov. 10, 2017